Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
11.
Earnings per share
(a)
Basic earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

(b)
Diluted earnings per share

For the calculation of diluted earnings per share, weighted average number of ordinary shares outstanding is adjusted by the effect of dilutive securities, including share-based awards in respect of share options and RSU as well as puttable shares, under the treasury stock method (collectively forming the denominator for computing the diluted earnings per share). Potentially dilutive securities, including share options, RSU and puttable shares, have been excluded from the computation of weighted average number of ordinary shares for the purpose of diluted earnings per share if their inclusion is anti-dilutive. No adjustments is made to earnings (numerator).

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Earnings
Net profit attributable to equity holders of the Company	3,029	3,677	4,920

	Number of shares
	Year ended December 31,
	2021	2022	2023
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,321,067,177	3,203,995,973	3,121,653,686
Dilution effect- adjustments for share options and RSUs	41,978,580	30,511,383	46,732,345
Shares used in computing diluted earnings per share	3,363,045,757	3,234,507,356	3,168,386,031

	RMB	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	0.91	1.15	1.58
Diluted earnings per share for Class A and Class B ordinary shares	0.90	1.14	1.55
Basic earnings per ADS	1.82	2.30	3.15
Diluted earnings per ADS	1.80	2.27	3.11

Note: One ADS represents two Class A ordinary shares of the Company.

For the years ended December 31, 2021, 2022 and 2023, certain share options, certain RSU and puttable shares that were anti-dilutive and being excluded from the calculation of diluted earnings per share were immaterial on a weighted average basis.